ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 9,171
Reclassification to 'vessels and equipment, net'	(2,030)
Additions from associates	569
Change in allowance recorded in 'other financial items'	(722)
Ending balance	6,988
SFL Linus
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Reclassification to 'vessels and equipment, net'	(2,000)
SFL Hercules
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Additions from associates	600
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	33
Change in allowance recorded in 'other financial items'	63
Ending balance	96
Other receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	881
Change in allowance recorded in 'other financial items'	(395)
Ending balance	486
Related Party receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,973
Additions from associates	569
Change in allowance recorded in 'other financial items'	713
Ending balance	3,255
Investment in sales-type, direct financing leases and leaseback assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	4,390
Change in allowance recorded in 'other financial items'	(1,097)
Ending balance	1,263
Other long-term assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,894
Change in allowance recorded in 'other financial items'	(6)
Ending balance	$ 1,888